UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED September 30, 2012

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          October 24, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 63
Form 13F Information Table Value Total: 127,128 (thousands)

List of Other Included Managers:  NONE

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                                              FORM 13F INFORMATION TABLE
           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5 COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ -------------- ---------  -------- ------------------ -------- -------- ------------------------
                                  TITLE OF                 VALUE  SHARES OR SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER              CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRTN  MANAGERS   SOLE   SHARED   NONE
                                                                                       <F1>
------------------------------ -------------- ---------  -------- --------- --- ---- -------- -------- ------- ------- --------
3M CO COM                      COM            88579Y101  4545     49183     SH       SOLE              6170            43013
ALLIED HEALTHCARE              PRODS INC      019222108  721      275036    SH       SOLE              275036          0
BARRICK GOLD CORP              COM            067901108  2364     56613     SH       SOLE              2908            53705
BCSB BANCORP INC COM           COM            055367106  540      39400     SH       SOLE              39400           0
BOLT TECH CORP                 COM            097698104  1442     100300    SH       SOLE              100300          0
BRT REALTY TRUST               SH BEN INT NEW 055645303  943      145025    SH       SOLE              145025          0
CHEVRON CORP NEW COM           COM            166764100  284      2435      SH       SOLE              0               2435
CISCO SYSTEMS INC              COM            17275R102  6877     360170    SH       SOLE              182490          177680
CMS BANCORP INC COM            COM            12600U102  130      16218     SH       SOLE              16218           0
COLONIAL FINL SVCS             COM            19566B101  1013     75185     SH       SOLE              75185           0
CONS TOMOKA LAND CO            COM            210226106  870      26455     SH       SOLE              26455           0
CORE MARK HLDG CO              COM            218681104  1443     30000     SH       SOLE              30000           0
CORNING INC COM                COM            219350105  6558     498745    SH       SOLE              240875          257870
EAGLE BANCORP MONT             COM            26942G100  1748     161100    SH       SOLE              161100          0
ENSCO PLC                      COM            G3157S106  1376     25220     SH       SOLE              24820           400
ESSA BANCORP INC COM           COM            29667D104  1555     149700    SH       SOLE              149700          0
ETFS GOLD TR SH                SHS            26922Y105  210      1200      SH       SOLE              700             500
EVOLUTION PETE CORP            COM            30049A107  131      16200     SH       SOLE              16200           0
EXXON MOBIL CORP COM           COM            30231G102  713      7800      SH       SOLE              0               7800
FEDFIRST FINL CORP             COM            31429C101  1510     100347    SH       SOLE              100347          0
FIRST CONN BANCORP             COM            319850103  451      33418     SH       SOLE              33418           0
GENCOR INDS INC                COM            368678108  99       13350     SH       SOLE              13350           0
 GEORGETOWN BANCORP            COM            372591107  1048     95315     SH       SOLE              95315           0
GREENLIGHT CAPITAL             CLASS A        G4095J109  268      10830     SH       SOLE              10830           0
HAMPDEN BANCORP INC            COM            40867E107  378      29900     SH       SOLE              29900           0
HARDINGE INC                   COM            412324303  1355     132210    SH       SOLE              132210          0
HARRIS & HARRIS                COM            413833104  117      30900     SH       SOLE              30900           0
HELMERICH & PAYNE              COM            423452101  5645     118560    SH       SOLE              27835           90725
HOME BANCORP INC               COM            43689E107  1108     61591     SH       SOLE              61591           0
HOME FED BANCORP INC           COM            43708L108  1890     105861    SH       SOLE              105861          0
HOMETRUST BANSHARES            COM            437872104  1988     150000    SH       SOLE              150000          0
HOPFED BANCORP INC             COM            439734104  1479     197188    SH       SOLE              197188          0
HURCO CO                       COM            447324104  546      23851     SH       SOLE              23851           0
IF BANCORP INC COM             COM            44951J105  1332     101279    SH       SOLE              101279          0
INSTEEL INDS INC COM           COM            45774W108  1431     122012    SH       SOLE              122012          0
INTEL CORP COM                 COM            458140100  574      25346     SH       SOLE              25346           0
ISHARES SILVER TR              ISHARES        46428Q109  224      6700      SH       SOLE              0               6700
JOHNSON & JOHNSON              COM            478160104  5537     80346     SH       SOLE              24985           55361
LOUISIANA BANCORP              COM            54619P104  167      10400     SH       SOLE              10400           0
MALVERN FED BANCORP            COM            561410101  718      68400     SH       SOLE              68400           0
MARKET VECTORS ETF             GOLD MINER ETF 57060U100  11397    212280    SH       SOLE              165170          47110
MARKET VECTORS ETF             JR GOLD MINERS 57060U589  1174     47500     SH       SOLE              47500           0
MATERIAL SCIENCES              COM            576674105  626      68469     SH       SOLE              68469           0
MICROSOFT CORP                 COM            594918104  5984     201060    SH       SOLE              100950          100110
NAUGATUCK VY FINL              COM            63906P107  1464     209078    SH       SOLE              209078          0
NEWMONT MNG CORP COM           COM            651639106  2621     46785     SH       SOLE              755             46030
NEWPORT BANCORP INC            COM            651754103  241      16200     SH       SOLE              16200           0
NORTHEAST CMNTY                COM            664112109  579      103615    SH       SOLE              103615          0
NUCOR CORP COM                 COM            670346105  819      21400     SH       SOLE              21400           0
OBA FINL SVCS INC              COM            67424G101  1310     86495     SH       SOLE              86495           0
OCEAN SHORE HLDG CO            COM            67501R103  2885     214663    SH       SOLE              214663          0
OCONEE FED FINL CORP           COM            675607105  842      53600     SH       SOLE              53600           0
PEOPLES FEDERAL                COM            711037101  467      27000     SH       SOLE              27000           0
PFIZER INC COM                 COM            717081103  2950     118715    SH       SOLE              22745           95970
PROVIDENCE &                   COM            743737108  1542     115396    SH       SOLE              115396          0
QUANEX BLDG PRODS              COM            747619104  1241     65886     SH       SOLE              65886           0
SEACOR HOLDINGS INC            COM            811904101  6489     77845     SH       SOLE              24710           53135
SI FINL GROUP INC MD           COM            78425V104  3163     269900    SH       SOLE              269900          0
SOUND FINL BANCORP             COM            83607A100  600      59200     SH       SOLE              59200           0
SP BANCORP INC COM             COM            78468K106  1502     110474    SH       SOLE              110474          0
SPDR GOLD TR GOLD              GOLD SHS       78463V107  9485     55183     SH       SOLE              38338           16845
STATE INVS BANCORP             COM            857030100  1017     76186     SH       SOLE              76186           0
SUPERIOR INDUSTRIES            COM            868168105  7402     433140    SH       SOLE              224185          208955


<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer + Close, Inc. and are considered to be part of the registered investment adviser.

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